Deposits [Text Block]	12 Months Ended
Mar. 31, 2013
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including certificates of deposit (“CDs”), issued in amounts of ¥10 million (approximately U.S.$106 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 29, 2013) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥26,882,261 million and ¥17,553,275 million, respectively, at March 31, 2012, and ¥28,267,100 million and ¥19,783,917 million, respectively, at March 31, 2013.

The maturity information at March 31, 2013 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥36,649,111	¥19,486,246
Due after one year through two years	6,327,060	265,011
Due after two years through three years	3,025,807	95,802
Due after three years through four years	683,254	97,479
Due after four years through five years	659,558	85,149
Due after five years	234,509	26,407

Total	¥47,579,299	¥20,056,094